FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 5:-     FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Group measures its foreign currency derivative instruments and marketable securities, at fair value. Investments in foreign currency derivative instruments and marketable securities are classified within Level 2 of the fair value hierarchy. This is because these assets (liabilities) are valued using alternative pricing sources and models utilizing market observable inputs.

The Group’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	June 30, 2021
	Unaudited
	Fair value measurements using input type
	Level 2	Total

Marketable securities	$69,804	$69,804
Financial assets related to foreign currency derivative hedging contracts	133	133

Total financial net assets as of June 30, 2021	$69,937	$69,937

	December 31, 2020
	Fair value measurements using input type
	Level 2	Total

Marketable securities	$55,344	$55,344
Financial assets related to foreign currency derivative hedging contracts	1,489	1,489

Total financial net assets as of December 31, 2020	$56,833	$56,833